OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2019	2018

Prepaid expenses	$780	$736
Government authorities	35	109
Other	306	58

	$1,121	$903